Exhibit 99.1

CF Hippolyta Issuer LLC

Net-Lease Mortgage Notes, Series 2020-1

Property and Lease Agreed-Upon Procedures

Report To:

CF Hippolyta Investor LLC

CF Hippolyta Issuer LLC

1 July 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CF Hippolyta Investor LLC

CF Hippolyta Issuer LLC

1345 Avenue of the Americas, 46th Floor

New York, New York 10105

Re:	CF Hippolyta Issuer LLC (the “Issuer”) Net-Lease Mortgage Notes, Series 2020-1 (the “Notes”) Property and Lease Agreed-Upon Procedures

Property and Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by CF Hippolyta Investor LLC (the “Property Manager”), the Issuer and Goldman Sachs & Co. LLC (“Goldman Sachs,” together with the Property Manager and Issuer, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool consisting primarily of (i) fee titles to, or leasehold interests in ground leases on, commercial real estate properties operated as logistics facilities (including industrial distribution and fulfillment centers) (the “Properties”) and (ii) each of the leases with respect to such Properties and all payments required thereunder (the “Leases,” together with the Properties, the “Collateral Pool”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Goldman Sachs, on behalf of the Issuer, provided us with:

a.	An electronic data file and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that Goldman Sachs, on behalf of the Issuer, indicated contains information relating to the Properties and Leases as of 31 May 2020 (the “Statistical Disclosure Date”),

b.	An electronic data file labeled “Preliminary Data Tape Scope_6.29.20.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File,” together with the Preliminary Data File, the “Provided Data Files”), that Goldman Sachs, on behalf of the Issuer, indicated contains information relating to the Properties and Leases as of the Statistical Disclosure Date and

c.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuer, provided us with:

a.	Imaged copies of the:

i.	Lease agreement or other related documents (the “Lease Agreement”),

ii.	Construction agency agreement or other related documents (the “Construction Agency Agreement”),

iii.	Appraisal report (the “Appraisal”),

iv.	Owner’s policy of title insurance or American land title association commitment for title insurance (collectively and as applicable, the “Title Insurance Documents”),

v.	Certificate of formation (the “Certificate of Formation”),

vi.	Amended and restated limited liability company agreement (the “Amended and Restated LLC Agreement”),

vii.	Bank statement (the “Bank Statement”),

viii.	Site plan, civil as-built drawing or fire protection site plan or other related documents (collectively and as applicable, the “Site Plan”),

ix.	Data Sheet (the “Data Sheet”),

x.	Architectural as-built drawing (the “Architectural Drawing”),

xi.	Building area confirmation letter (the “Building Area Confirmation Letter”) and

xii.	Permit submittal, permit set or initial permit submittal (collectively and as applicable, the “Permit Set,” together with the Lease Agreement, Construction Agency Agreement, Appraisal, Title Insurance Documents, Certificate of Formation, Amended and Restated LLC Agreement, Bank Statement, Site Plan, Data Sheet, Architectural Drawing and Building Area Confirmation Letter, the “Source Documents”),

as applicable, that the Property Manager, on behalf of the Issuer, indicated relate to each Property and Lease,

b.	The list of relevant characteristics (the “Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,

c.	The list of relevant characteristics (the “Recalculated Characteristics”) on the Data File, that the Property Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data File, as described in Items 4. and 5. in Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 11 Properties and Leases on the Provided Data Files are referred to as Property and Lease Numbers 1 through 11.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Provided Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by Goldman Sachs or the Property Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Collateral Pool, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Goldman Sachs or the Property Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 July 2020

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	For each Property and Lease, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Property Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source Document is listed for a Compared Characteristic, the Property Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such Compared Characteristic agreed with the corresponding information on at least one of the Source Documents for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Property Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Property Manager. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.	For each Property and Lease, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File. All such compared information was in agreement.

4.	For each Property and Lease, using the:

a.	Building footprint SF and

b.	Building total useable SF,

both as shown on the Data File, we recalculated the mezzanine space Recalculated Characteristic for such Property and Lease. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

Attachment A Page 2 of 2

5.	For each Property and Lease, using the:

a.	Statistical Disclosure Date,

b.	Monthly base rent, as shown on the Data File,

c.	Next rent step-up date, as shown on the Data File,

d.	Rent escalator, as shown the Data File, and

e.	Additional instruction(s) provided by the Property Manager, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the annualized base rent Recalculated Characteristic for such Property and Lease. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Compared Characteristic	Source Document(s)	Note(s)

Property name	Lease Agreement	i.

Tenant name	Lease Agreement

Landlord name	Lease Agreement

Guarantor	Lease Agreement

Property type	Appraisal

Land ownership	Lease Agreement, Title Insurance Documents, Certificate of Formation or Amended and Restated LLC Agreement	ii.

Number of floors	Site Plan, Data Sheet, Architectural Drawing, Building Area Confirmation Letter or Permit Set	iii.

Address	Appraisal	iv.

City	Appraisal

State	Appraisal

Zip code	Appraisal

Land area (acres)	Lease Agreement	v.

Building footprint SF	Site Plan, Building Area Confirmation Letter, Architectural Drawing or Permit Set	vi.

Building total useable SF	(a) Site Plan and, if applicable, recalculation, (b) Data Sheet, (c) Building Area Confirmation Letter, (d) Architectural Drawing or (e) Permit Set	vii.

Year built / renovated	Appraisal

Canopy SF	(a) Site Plan and, if applicable, recalculation or (b) Architectural Drawing and, if applicable, recalculation	viii.

Parking	(a) Site Plan and, if applicable, recalculation (b) Architectural Drawing and recalculation or (c) Permit Set	ix.

Exhibit 1 to Attachment A

Compared Characteristic	Source Document(s)	Note(s)

Truck docks	(a) Site Plan and, if applicable, recalculation, (b) Architectural Drawing and, if applicable, recalculation or (c) Permit Set and recalculation	x.

Van loading spots	(a) Site Plan, and if applicable, recalculation or (b) Architectural Drawing	xi.

Height	(a) Data Sheet and recalculation, (b) Site Plan, (c) Architectural Drawing or (d) Permit Set and, if applicable, recalculation	xii.

Rent commencement date	(a) Lease Agreement or (b) Bank Statement, Lease Agreement and recalculation	xiii.

Lease expiration date	Lease Agreement	xiv.

Original lease term (years)	Lease Agreement

Payment frequency	Lease Agreement	xiv.

Construction status	Appraisal	xv.

Extension options	Lease Agreement

Monthly base rent	Lease Agreement	xvi.

Next rent step-up date	Lease Agreement	xiv.

Rent escalator	Lease Agreement and recalculation	xvii.

Rent increase frequency	Lease Agreement	xiv.

Appraisal value	Appraisal

Appraisal cap rate	Appraisal

Appraisal report date	Appraisal

Land value	Appraisal

Date of valuation	Appraisal	xviii.

Outside construction completion date	Construction Agency Agreement

Maximum final monthly base rent	Construction Agency Agreement and, if applicable, recalculation	xvi., xix.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the land ownership Compared Characteristic for each Property and Lease (except for Property and Lease Number 11), the Property Manager, on behalf of the Issuer, instructed us to note agreement with a land ownership value of “Fee Simple,” as shown on the Preliminary Data File, if the corresponding:

a.	Insured party name or vested party name, as applicable, as shown in the Title Insurance Documents, agreed with the landlord name, as shown in the Lease Agreement,
b.	Landlord name, as shown in the Lease Agreement, agreed with the limited liability company name, as shown in the Certificate of Formation,
c.	Limited liability company, as shown in the Certificate of Formation, agreed with the company name, as shown in the Amended and Restated LLC Agreement, and
d.	Company’s address, as shown in the Amended and Restated LLC Agreement, agreed with 1345 Avenue of the Americas, 46th Floor, New York, New York 10105 (when ignoring differences due to abbreviation).

The Property Manager, on behalf of the Issuer, instructed us not to compare the land ownership Compared Characteristic for Property and Lease Number 11.

iii.	For the purpose of comparing the number of floors Compared Characteristics for each Property and Lease where the number of floors was not explicitly stated in the applicable Source Document, the Property Manager, on behalf of the Issuer, instructed us to use the highest floor level observed in the applicable Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the address Compared Characteristic for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

v.	For the purpose of comparing the land area (acres) Compared Characteristic for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to round the land area (acres), as shown in the Lease Agreement, to two decimal places (X.XX).

vi.	For the purpose of comparing the building footprint SF Compared Characteristic for each Property and Lease (except for Property and Lease Number 10), the Property Manager, on behalf of the Issuer, instructed us to use the applicable Source Document.

For the purpose of comparing the building footprint SF Compared Characteristic for Property and Lease Number 10, the Property Manager, on behalf of the Issuer, instructed us to use the square footage information corresponding to “Level 1,” as shown in the Site Plan.

vii.	For the purpose of comparing the building total useable SF Compared Characteristic for each Property and Lease (except for Property and Lease Number 11), the Property Manager, on behalf of the Issuer, instructed us to use the applicable Source Document.

For the purpose of comparing the building total useable SF Compared Characteristic for Property and Lease Number 11, the Property Manager, on behalf of the Issuer, instructed us to recalculate the building total useable SF Compared Characteristic by adding the square footage information relating to:

a.	The building area,
b.	Level 2,
c.	Level 3 and
d.	Level 4,

all as shown in the Site Plan.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the canopy SF Compared Characteristic for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to:

.

a.	Note agreement with a canopy SF value of “N/A,” as shown on the Preliminary Data File, if the corresponding property type value, as shown on the Preliminary Data File, was “Fulfillment Center” and
b.	For any additional Property and Lease, use the canopy SF, as shown in the applicable Source Document, or if the canopy SF was not explicitly stated in the applicable Source Document, the Property Manager, on behalf of the Issuer, instructed us to recalculate the canopy SF Compared Characteristic by:

1.	Taking the area of the different canopy sections, as shown in the applicable Source Document,
2.	Summing the areas calculated above and
3.	Rounding the result obtained in 2. above to the nearest integer.

ix.	For the purpose of comparing the parking Compared Characteristic for each Property and Lease (except for Property and Lease Numbers 1, 3, 4, 5, 6, 7 and 11), the Property Manager, on behalf of the Issuer, instructed us to use the applicable Source Document.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 1, the Property Manager, on behalf of the Issuer, instructed us to use the total trailer parking space number, as shown in the Site Plan, and to recalculate the total car parking space number by subtracting the:

a.	Motorcycle parking spaces from
b.	Car parking spaces,

both as shown in the Site Plan.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 3, the Property Manager, on behalf of the Issuer, instructed us to use the total trailer parking space number, as shown in the Site Plan, and to recalculate the total car parking space number by adding the:

a.	Total auto parking provided and
b.	Handicap parking provided,

both as shown in the Site Plan.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 4, the Property Manager, on behalf of the Issuer, instructed us to use the total trailer parking space number, as shown in the Site Plan, and to recalculate the total car parking space number by adding the:

a.	Regular parking spaces,
b.	Handicapped parking spaces and
c.	Vendor spaces,

all as shown in the Site Plan.

Exhibit 1 to Attachment A

Notes: (continued)

ix. (continued)

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 5, the Property Manager, on behalf of the Issuer, instructed us to use the total car parking space number, as shown in the Site Plan, and to recalculate the total van parking space number by adding the:

a.	Van parking spaces and
b.	Van personal parking spaces,

both as shown in the Site Plan.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 6, the Property Manager, on behalf of the Issuer, instructed us to use the total van parking space number, as shown in the Architectural Drawing, and to recalculate the total car parking space number by adding the:

a.	Associate spaces and
b.	Pickup spaces,

both as shown in the Architectural Drawing.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 7, the Property Manager, on behalf of the Issuer, instructed us to use the total van parking space number, as shown in the Architectural Drawing, and to recalculate the total car parking space number by adding the:

a.	Car parking spaces and
b.	ADA spaces,

both as shown in the Architectural Drawing.

For the purpose of comparing the parking Compared Characteristic for Property and Lease Number 11, the Property Manager, on behalf of the Issuer, instructed us to use the total trailer parking space number, as shown in the Site Plan, and to recalculate the total car parking space number by adding the:

a.	Total auto parking provided,
b.	Handicap parking provided and
c.	Van H/C spaces,

all as shown in the Site Plan.

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the truck docks Compared Characteristic for each Property and Lease (except for Property and Lease Numbers 2, 4, 8 and 10), the Property Manager, on behalf the Issuer, instructed us to use the applicable Source Document.

For the purpose of comparing the truck docks Compared Characteristic for Property and Lease Numbers 2 and 8, the Property Manager, on behalf of the Issuer, instructed us to recalculate the truck docks Compared Characteristic by counting each image of a truck dock, as shown in the applicable Source Document.

For the purpose of comparing the truck docks Compared Characteristic for Property and Lease Number 4, the Property Manager, on behalf of the Issuer, instructed us to recalculate the truck docks Compared Characteristic by adding the:

a.	Semi-truck loading spaces and
b.	Non marked semi-truck loading spaces,

both as shown in the Site Plan.

For the purpose of comparing the truck docks Compared Characteristic for Property and Lease Number 10, the Property Manager, on behalf of the Issuer, instructed us to recalculate the truck docks Compared Characteristic by adding the:

a.	Shipping doors and
b.	Receiving doors,

both as shown in the Site Plan.

xi.	For the purpose of comparing the van loading spots Compared Characteristic for each Property and Lease (except for Property and Lease Number 6), the Property Manager, on behalf of the Issuer, instructed us to:

a.	Note agreement with a van loading spot value of “N/A,” as shown on the Preliminary Data File, if the corresponding property type value, as shown on the Preliminary Data File, was “Fulfillment Center” and
b.	Use the van loading spots number, as shown in the applicable Source Document.

For the purpose of comparing the van loading spots Compared Characteristic for Property and Lease Number 6, the Property Manager, on behalf of the Issuer, instructed us to count each image of a van loading spot, as shown in the Site Plan.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the height Compared Characteristic for each Property and Lease (except for Property and Lease Numbers 1 and 7), the Property Manager, on behalf of the Issuer, instructed us to round the height value, as shown in the applicable Source Document, to the nearest foot.

For the purpose comparing the height Compared Characteristic for Property and Lease Number 1, the Property Manager, on behalf of the Issuer, instructed us to recalculate the height by:

a.	Subtracting the:

(1)            Height of the third floor level (in feet) from

(2)            Height of the fourth floor level (in feet),

both as shown in the Data Sheet,

b.	Adding the:

(1)            Height of the fourth floor level (in feet), as shown in the Data Sheet, to

(2)            Result obtained in a. above, and

c.	Rounding the result obtained in b. above to the nearest foot.

For the purpose comparing the height Compared Characteristic for Property and Lease Number 7, the Property Manager, on behalf of the Issuer, instructed us to recalculate the height by:

a.	Adding each precast concrete wall panel height (in feet) of the north elevation, as shown in the Permit Set, and

b.	Rounding the result obtained in a. above to the nearest foot.

xiii.	For the purpose of comparing the rent commencement date Compared Characteristic for each Property and Lease with a construction status value of “Forward-Funded,” as shown on the Preliminary Data File, the Property Manager, on behalf of the Issuer, instructed us to use the “Scheduled Term Commencement Date,” as shown in the Lease Agreement.

For the purpose of comparing the rent commencement date Compared Characteristics for each Property and Lease with a construction status value of “Completed,” as shown on the Preliminary Data File, the Property Manager, on behalf of the Issuer, instructed us to note agreement with the rent commencement date, as shown on the Preliminary Data File, if the pro-rated monthly payment amount, which the Property Manager, on behalf of the Issuer, instructed us to recalculate as described in the succeeding paragraph(s) of this note, was equal to the earliest payment amount posted for such Property and Lease, as shown in the Bank Statement.

Exhibit 1 to Attachment A

Notes: (continued)

xiii. (continued)

For the purpose of recalculating the pro-rated monthly payment amount, the Property Manager, on behalf of the Issuer, instructed us to:

a.	Calculate the difference in days from and including the rent commencement date, as shown on the Preliminary Data File, through and including the last day of the month of the rent commencement date,
b.	Divide the result obtained in a. above by the total number of days in the month of the rent commencement date,
c.	Multiply the result obtained in b. above by the monthly base rent, as shown in the Lease Agreement (and in accordance with any other applicable note(s)),
d.	Add the result obtained in c. above to the monthly base rent, only if the corresponding month of the posting date or posted date, as applicable, as shown in the Bank Statement, is after the month of the rent commencement date and
e.	Multiply the result obtained in d. above by 1.062, only if the corresponding state value, as shown on the Preliminary Data File, was “FL.”

xiv.	For the purpose of comparing the indicated Compared Characteristics for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to use the information, assumption and methodologies described in the Lease Agreement (and in accordance with any other applicable note(s)).

xv.	For the purpose of comparing the construction status Compared Characteristic for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to note agreement with a value of:

a.	“Completed,” as shown on the Preliminary Data File, if the construction end date, as shown in the Appraisal, was on or prior to the Statistical Disclosure Date and
b.	“Forward-Funded,” as shown on the Preliminary Data File, if the construction end date, as shown in the Appraisal, was after the Statistical Disclosure Date.

xvi.	For the purpose of comparing the indicated Compared Characteristic for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

xvii.	For the purpose of comparing the rent escalator Compared Characteristic for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the rent escalator using information, assumptions and methodologies described in the Lease Agreement and
b.	Round the result obtained above to the nearest hundredth percent.

Exhibit 1 to Attachment A

Notes: (continued)

xviii.	For the purpose of comparing the date of valuation Compared Characteristic for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to use:

a.	The date of valuation, as shown in the Appraisal, for each Property and Lease with a construction status value of “Completed,” as shown on the Preliminary Data File, and
b.	The upon completion/rent commencement date, as shown in the Appraisal, for each Property and Lease with a construction status value of “Forward-Funded,” as shown on the Preliminary Data File.

xix.	For the purpose of comparing the maximum final monthly base rent Compared Characteristic for each Property and Lease, the Property Manager, on behalf of the Issuer, instructed us to:

a.	Note agreement with a maximum final monthly base rent value of “N/A,” as shown on the Preliminary Data File, if the corresponding construction status value, as shown on the Preliminary Data File, was “Completed” and
b.	For any additional Property and Lease, recalculate the maximum final monthly base rent (and in accordance with any other applicable note(s)) by:

(1)	Multiplying the:

(a)	Budgeted construction costs,
(b)	Excess funding percentage and
(c)	Rent cap rate,

all as shown in the Construction Agency Agreement, and

(2)	Dividing the result obtained in (1) above by 12.